Debt - finance Lease (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	€ 313	€ 317
Future finance charge on finance lease	(52)	(36)
Minimum finance lease payments payable, at present value	261	281
Due within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	73	90
Future finance charge on finance lease	(17)	(15)
Minimum finance lease payments payable, at present value	56	75
Due between one and three years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	106	134
Future finance charge on finance lease	(18)	(15)
Minimum finance lease payments payable, at present value	88	119
Due between three and five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	54	19
Future finance charge on finance lease	(11)	(3)
Minimum finance lease payments payable, at present value	43	16
Due beyond five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	80	74
Future finance charge on finance lease	(6)	(3)
Minimum finance lease payments payable, at present value	€ 74	€ 71